Contract assets and liabilities (Details 5) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Contract assets, net | $	$ 74		$ 202
ZHEJIANG TIANLAN
Gross contract assets		¥ 81,198		¥ 102,144
Less: allowance for doubtful accounts		(8,888)		(7,650)
Contract assets, net		¥ 72,310		¥ 94,494